Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Summary of the Stock Option and RSU Award Activities
The following table summarizes the stock option and RSU award activities under the Company's share-based compensation plans for the years ended December 31, 2019 and 2018:

	Shares Subject to Options Outstanding					Outstanding RSUs
	Number of Options (1)	Weighted Average Exercise Price $	Remaining Contractual Term (in years)	Aggregate Intrinsic Value (2) $	Weighted Average Grant Date Fair Value $	Outstanding RSUs	Weighted Average Grant Date Fair Value $
December 31, 2017	7,353,546	20.67	6.81	590,700	—	2,498,678	53.84
Stock options granted	486,434	138.12	—	—	69.81	—
Stock options exercised	(2,179,999)	13.99	—	—	—	—
Stock options forfeited	(183,191)	44.58	—	—	—	—
RSUs granted	—	—	—	—	—	1,127,094	139.58
RSUs settled	—	—	—	—	—	(935,002)	51.72
RSUs forfeited	—	—	—	—	—	(217,105)	68.70
December 31, 2018	5,476,790	32.96	6.23	577,731	—	2,473,665	92.40
Stock options granted	488,485	165.03	—	—	—	—	—
Stock options exercised	(2,084,063)	23.19	—	—	—	—	—
Stock options forfeited	(68,970)	68.24	—	—	—	—	—
RSUs granted	—	—	—	—	—	888,991	232.09
RSUs settled	—	—	—	—	—	(1,252,250)	84.98
RSUs forfeited	—	—	—	—	—	(170,488)	116.06
December 31, 2019	3,812,242	54.59	6.14	1,307,565	—	1,939,918	159.13

Stock options exercisable as of December 31, 2019	2,510,366	25.19	5.19	934,823
(1) As at December 31, 2019, 1,506,573 of the outstanding stock options were granted under the Company's Legacy Option Plan and are exercisable for Class B multiple voting shares, 2,220,564 of the outstanding stock options were granted under the Company's Stock Option Plan and are exercisable for Class A subordinate voting shares, and 85,105 of the outstanding stock options were granted under the 6 River Systems 2016 Amended and Restated Stock Option and Grant Plan and are exercisable for Class A subordinate voting shares.
(2) The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying stock option awards and the closing market price of the Company's Class A subordinate voting shares as of December 31, 2019 and December 31, 2018.

Schedule of Assumptions Used to Estimate the Fair Value of Stock Options
The grant weighted average assumptions used to estimate the fair value of stock options granted to employees were as follows:

	Years ended
	December 31, 2019	December 31, 2018
Expected volatility	50.7%	54.2%
Risk-free interest rate	2.25%	2.72%
Dividend yield	Nil	Nil
Average expected life	4.77	5.31

Schedule of Classification of Stock-based Compensation
The following table illustrates the classification of stock-based compensation in the Consolidated Statements of Operations and Comprehensive Loss, which includes both stock-based compensation and restricted share-based compensation expense:

	Years ended
	December 31, 2019	December 31, 2018
	$	$
Cost of revenues	3,572	2,232
Sales and marketing	33,917	21,928
Research and development	93,549	55,164
General and administrative	27,418	16,396
	158,456	95,720